Consolidated Statements of Changes in Shareholders Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Subscriptions	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2018		64,676
Balance, amount at Dec. 31, 2018	$ 7,002	$ 126,684	$ (868)	$ 36,299	$ (155,113)
Statement [Line Items]
Lease adoption prior year cumulative effect	(12)				(12)
Share issuance for cash and share subscription, shares		2,452
Share issuance for cash and share subscription, amount	5,079	$ 4,800	$ 279	0	0
Warrants issued	200	$ 0	0	200	0
Stock-based compensation and service fee, shares		3,250
Stock-based compensation and service fee, amount	3,856	$ 5,070	0	(1,214)	0
Net loss	(10,475)	$ 0	0	0	(10,475)
Balance, shares at Sep. 30, 2019		70,468
Balance, amount at Sep. 30, 2019	5,650	$ 136,554	(589)	35,285	(165,600)
Balance, shares at Dec. 31, 2019		71,218
Balance, amount at Dec. 31, 2019	3,448	$ 136,554	$ (589)	35,770	(168,287)
Statement [Line Items]
Share issuance for cash and share subscription, shares		3,742
Share issuance for cash and share subscription, amount	8,687	$ 9,388	$ 0	(701)	0
Stock-based compensation and service fee, amount	1,420	4,760	0	(3,340)	0
Net loss	(9,711)	$ 0	0	0	(9,711)
Stock-based compensation and service fee, shares		2,250
Balance, shares at Sep. 30, 2020		77,210
Balance, amount at Sep. 30, 2020	$ 3,844	$ 150,702	$ (589)	$ 31,729	$ (177,998)